Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Not Designated as Hedging Instrument [Member]	Dec. 31, 2013 Series B Senior Notes [Member]	May 05, 2011 Series B Senior Notes [Member]	Dec. 31, 2013 Interest Rate Swap Maturing January 2016 [Member]	Dec. 14, 2013 Interest Rate Swap [Member]	Mar. 14, 2013 Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Aggregate notional amount							$ 1,600,000,000		$ 731,400,000
Derivative maturity date							January 2016
Floating rate of interest basis, description							Three-month LIBOR
Interest rate utilized to compute interest								0.24%
Non-cash credit valuation adjustment	1,600,000
Percentage of repurchase of notes					101.00%
Liabilities, fair value		0	4,295,000
Aggregate principle amount outstanding						400,000,000
Derivative gain (loss)				$ 4,295,000